Share-based payments	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 14	Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2021	2020	2021	2020
Employee savings plan	(8)	(8)	(16)	(16)
Restricted share units (RSUs) and performance share units (PSUs)	(13)	(13)	(33)	(29)
Other (1)	(1)	(2)	(3)	(5)
Total share-based payments	(22)	(23)	(52)	(50)
(1) Includes deferred share plan, deferred share units and stock options.
The following tables summarize the change in outstanding RSUs/PSUs and stock options for the period ended June 30, 2021.

RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2021	2,973,393
Granted	1,168,722
Dividends credited	90,362
Settled	(1,105,189)
Forfeited	(76,977)
Outstanding, June 30, 2021	3,050,311

STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2021	15,650,234	59
Exercised(1)	(1,327,539)	55
Forfeited or expired	(245,288)	60
Outstanding, June 30, 2021	14,077,407	59
Exercisable, June 30, 2021	7,592,746	58
(1)The weighted average market share price for options exercised during the six months ended June 30, 2021 was $60.